Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 80.4%
Communication Services — 5.4%
Interactive Media & Services — 4.2%
Alphabet Inc., Class A Shares	27,514	$9,299,732
Meta Platforms Inc., Class A Shares	8,272	5,926,888
Total Interactive Media & Services		15,226,620
Wireless Telecommunication Services — 1.2%
T-Mobile US Inc.	21,717	4,282,810

Total Communication Services		19,509,430
Consumer Discretionary — 0.8%
Household Durables — 0.8%
Lennar Corp., Class A Shares	25,400	2,777,490

Consumer Staples — 6.1%
Beverages — 1.0%
Coca-Cola Co.	48,797	3,650,504
Consumer Staples Distribution & Retail — 1.5%
Walmart Inc.	44,361	5,285,170
Food Products — 1.4%
McCormick & Co. Inc., Non Voting Shares	81,439	5,035,373
Household Products — 2.2%
Colgate-Palmolive Co.	40,145	3,624,692
Procter & Gamble Co.	27,812	4,221,027
Total Household Products		7,845,719

Total Consumer Staples		21,816,766
Energy — 11.6%
Oil, Gas & Consumable Fuels — 11.6%
Cheniere Energy Inc.	9,776	2,067,819
Enbridge Inc.	94,812	4,630,618
Kinder Morgan Inc.	269,302	8,211,018
ONEOK Inc.	74,599	5,907,495
Sunococorp LLC	32,166	1,724,741 *
Targa Resources Corp.	10,000	2,009,800
TC Energy Corp.	71,600	4,200,772
Williams Cos. Inc.	189,481	12,744,492

Total Energy		41,496,755
Financials — 11.6%
Banks — 5.2%
Bank of America Corp.	106,700	5,676,440
Citigroup Inc.	52,861	6,116,546
JPMorgan Chase & Co.	23,125	7,073,706
Total Banks		18,866,692
Capital Markets — 6.1%
Ares Management Corp., Class A Shares	42,684	6,388,514
Blackstone Inc.	25,492	3,630,571
Blue Owl Capital Inc.	243,629	3,323,099
Charles Schwab Corp.	28,165	2,926,907
Goldman Sachs Group Inc.	2,885	2,698,658
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Intercontinental Exchange Inc.	16,210	$2,816,974
Total Capital Markets		21,784,723
Insurance — 0.3%
MetLife Inc.	15,000	1,183,200

Total Financials		41,834,615
Health Care — 8.7%
Biotechnology — 2.2%
AbbVie Inc.	26,916	6,002,537
Amgen Inc.	6,130	2,095,724
Total Biotechnology		8,098,261
Health Care Providers & Services — 1.7%
McKesson Corp.	7,179	5,967,257
Pharmaceuticals — 4.8%
Eli Lilly & Co.	2,332	2,418,634
Johnson & Johnson	16,262	3,695,540
Merck & Co. Inc.	44,220	4,876,139
Roche Holding AG, ADR	109,528	6,215,714
Total Pharmaceuticals		17,206,027

Total Health Care		31,271,545
Industrials — 9.3%
Aerospace & Defense — 5.1%
L3Harris Technologies Inc.	22,100	7,576,985
Lockheed Martin Corp.	6,292	3,990,512
Northrop Grumman Corp.	9,827	6,802,839
Total Aerospace & Defense		18,370,336
Electrical Equipment — 3.1%
Eaton Corp. PLC	12,614	4,432,812
Emerson Electric Co.	46,731	6,867,588
Total Electrical Equipment		11,300,400
Ground Transportation — 1.1%
Union Pacific Corp.	16,562	3,893,726

Total Industrials		33,564,462
Information Technology — 13.3%
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A Shares	24,960	3,596,237
Semiconductors & Semiconductor Equipment — 6.7%
ASML Holding NV, Registered Shares	3,288	4,678,824
Broadcom Inc.	19,923	6,600,490
Marvell Technology Inc.	87,849	6,933,043
QUALCOMM Inc.	39,353	5,965,521
Total Semiconductors & Semiconductor Equipment		24,177,878
Software — 3.1%
Microsoft Corp.	13,544	5,827,848
Oracle Corp.	31,953	5,258,825
Total Software		11,086,673
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — 2.5%
Apple Inc.	34,480	$8,946,870

Total Information Technology		47,807,658
Materials — 1.4%
Metals & Mining — 1.4%
Freeport-McMoRan Inc.	84,848	5,110,395

Real Estate — 6.0%
Industrial REITs — 1.7%
Prologis Inc.	47,086	6,147,548
Residential REITs — 1.1%
Equity LifeStyle Properties Inc.	61,090	3,859,055
Specialized REITs — 3.2%
American Tower Corp.	8,710	1,561,529
Digital Realty Trust Inc.	22,379	3,713,795
Equinix Inc.	4,335	3,558,732
VICI Properties Inc.	95,400	2,678,832
Total Specialized REITs		11,512,888

Total Real Estate		21,519,491
Utilities — 6.2%
Electric Utilities — 5.0%
NextEra Energy Inc.	114,229	10,040,729
PPL Corp.	215,961	7,828,586
Total Electric Utilities		17,869,315
Gas Utilities — 1.2%
Atmos Energy Corp.	26,432	4,396,699

Total Utilities		22,266,014
Total Common Stocks (Cost — $202,408,255)		288,974,621
	Shares/Units
Master Limited Partnerships — 10.4%
Diversified Energy Infrastructure — 6.2%
Energy Transfer LP	431,920	7,968,924
Enterprise Products Partners LP	227,970	7,566,324
Plains GP Holdings LP, Class A Shares	317,049	6,493,164
Total Diversified Energy Infrastructure		22,028,412
Gathering/Processing — 0.5%

Western Midstream Partners LP	45,000	1,865,700
Oil/Refined Products — 2.0%
CrossAmerica Partners LP	102,990	2,322,425
MPLX LP	88,680	4,957,212
Total Oil/Refined Products		7,279,637
Petrochemicals — 1.7%
Westlake Chemical Partners LP	284,742	6,110,563

Total Master Limited Partnerships (Cost — $11,239,484)		37,284,312
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Convertible Preferred Stocks — 7.4%
Financials — 2.7%
Capital Markets — 1.2%
KKR & Co. Inc.	6.250%	88,037	$4,308,531
Financial Services — 1.5%
Apollo Global Management Inc.	6.750%	79,846	5,538,917

Total Financials			9,847,448
Industrials — 3.3%
Aerospace & Defense — 2.1%
Boeing Co.	6.000%	98,840	7,385,325
Trading Companies & Distributors — 1.2%
QXO Inc., Non Voting Shares	5.500%	69,557	4,406,436

Total Industrials			11,791,761
Information Technology — 1.4%
Technology Hardware, Storage & Peripherals — 1.4%
Hewlett Packard Enterprise Co.	7.625%	81,500	4,936,455

Total Convertible Preferred Stocks (Cost — $22,015,185)			26,575,664

Investments in Underlying Funds — 1.5%
Ares Capital Corp. (Cost — $5,128,331)		278,760	5,544,536 (a)
Total Investments before Short-Term Investments (Cost — $240,791,255)			358,379,133
	Rate
Short-Term Investments — 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%	521,823	521,823 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%	521,823	521,823 (b)(c)

Total Short-Term Investments (Cost — $1,043,646)			1,043,646
Total Investments — 100.0% (Cost — $241,834,901)			359,422,779
Other Assets in Excess of Liabilities — 0.0%††			62,096
Total Net Assets — 100.0%			$359,484,875

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is a business development company.
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $521,823 and the cost was $521,823 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$288,974,621	—	—	$288,974,621
Master Limited Partnerships	37,284,312	—	—	37,284,312
Convertible Preferred Stocks	26,575,664	—	—	26,575,664
Investments in Underlying Funds	5,544,536	—	—	5,544,536
Total Long-Term Investments	358,379,133	—	—	358,379,133
Short-Term Investments†	1,043,646	—	—	1,043,646
Total Investments	$359,422,779	—	—	$359,422,779

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$8,039,854	$11,511,179	11,511,179	$19,029,210	19,029,210

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$22,888	—	$521,823

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report